Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Accounting Policies [Abstract]
Uncertain tax positions
Income tax interest and penalties
Accumulated deficit	(10,782,438)		(10,782,438)		(6,195,044)	$ (3,574,806)
Working capital deficit	2,938,150		2,938,150
Net loss	$ (2,986,727)	$ (407,085)	$ (4,671,520)	$ (1,261,979)	$ (2,665,779)	$ (3,565,272)